Net sales and geographic information	6 Months Ended
Dec. 31, 2024
Net sales and geographic information
Net sales and geographic information

8.Net sales and geographic information

Mytheresa Group earns revenues worldwide through its online operations, while all revenue associated with the two retail stores is earned in Germany. Geographic location of online revenue is determined based on the location of delivery to the end customer. Mytheresa Group generates revenue from the sale of merchandise shipped to customers as well as from commissions for the rendering of services in connection with the Curated Platform Model (CPM).

The following table provides Mytheresa Group’s net sales by geographic location:

	For the three months ended December 31,
(in € thousands)	2023		2024
Germany	32,955	16.8%	31,686	14.2%
United States	39,110	19.9%	45,979	20.6%
Europe (excluding Germany) (*)	76,450	38.9%	91,736	41.1%
Rest of the world	48,115	24.5%	53,583	24.0%
	196,630	100.0%	222,985	100.0%

	For the six months ended December 31,
(in € thousands)	2023		2024
Germany	61,956	16.1%	59,238	13.9%
United States	75,253	19.6%	87,025	20.5%
Europe (excluding Germany) (*)	151,905	39.5%	178,830	42.1%
Rest of the world	94,982	24.7%	99,591	23.5%
	384,096	100.0%	424,685	100.0%

(1)No individual country other than Germany and the United States accounted for more than 10% of net sales.

(*)Including United Kingdom.

All amounts classified within net sales are derived from the sale of luxury goods and rendering of services. Net sales related to rendering of services is below 10% of total net sales. No single customer accounted for more than 10% of Mytheresa Group’s net sales in any of the periods presented. Substantially, all long-lived assets are located in Germany.

Application of hedge accounting resulted in €285 thousand and €310 thousand decrease in sales for three and six months ended December 31, 2023 respectively. For the three and six months ended December 31, 2024 a decrease in sales was €939 thousand and €752 thousand respectively.